Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Period End Date	dei_DocumentPeriodEndDate	Jun. 15, 2015
Registrant Name	dei_EntityRegistrantName	Aspiriant Trust
CIK	dei_EntityCentralIndexKey	0001534881
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Feb. 03, 2016
Effective Date	dei_DocumentEffectiveDate	Feb. 03, 2016
Prospectus Date	rr_ProspectusDate	Jun. 15, 2015
Aspiriant Risk-Managed Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Aspiriant Risk-Managed Municipal Bond Fund (the “Fund”) seeks total return on investment through income exempt from regular federal income taxes and through capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated expenses for the current fiscal year.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

To achieve its investment objective, under normal market conditions, the Fund invests at least 80% of its total assets in municipal securities that pay income that is exempt from regular federal personal income tax. These municipal securities include obligations issued by U.S. states and their subdivisions, authorities, instrumentalities, and corporations, as well as obligations issued by U.S. territories (such as Puerto Rico, the U.S. Virgin Islands, and Guam), which may include a focus on the California municipal securities market. The Fund may invest without limit in securities that generate income subject to the federal alternative minimum tax. The Fund may invest in bonds of any maturity and duration.

The Fund may invest significantly in high yield municipal securities, which are securities rated below investment grade (BB/Ba or lower at the time of purchase) or, if unrated, judged to be of comparable quality by the Fund’s sub-adviser. High yield securities are commonly referred to as junk bonds. The Fund also invests in investment grade securities, preferred securities, high yield U.S. and non-U.S. corporate and sovereign debt (including emerging market debt), taxable municipals, and pooled investment vehicles (such as open-end and closed-end funds, exchange-traded funds, and private funds) that invest primarily in securities of the types in which the Fund may invest directly. In addition, the Fund may invest in structured notes and other derivatives such as futures contracts, options on futures contracts, swap agreements (including interest rate swaps, total return swaps and credit default swaps), and options on swap agreements.

The Fund may invest in all types of municipal securities, including general obligation bonds, revenue bonds, and participation interests in municipal leases. The Fund may invest in zero coupon bonds, which are issued at substantial discounts from their value at maturity and pay no cash income to their holders until they mature. The Fund may also invest in municipal forwards, which are contracts to purchase municipal securities for a specified price at a future date later than the normal settlement date.

The Fund may invest up to 15% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates (“inverse floaters”). Inverse floaters are derivative securities that provide leveraged exposure to underlying municipal bonds. The Fund’s investments in inverse floaters are designed to increase the Fund’s income and returns through this leveraged exposure. These investments are speculative, however, and also create the possibility that income and returns will be diminished. Holders of inverse floaters are exposed to all of the gains or losses on the underlying municipal bonds, despite the fact that their net cash investment is significantly less than the value of those bonds. This multiplies the positive or negative impact of the underlying bonds’ price movements on the value of the inverse floaters, thereby creating effective leverage. The Fund may invest in inverse floaters that create effective leverage of up to 30% of the Fund’s total investment exposure. The Fund will only invest in inverse floating rate securities whose underlying bonds are rated A or higher.

The sub-adviser uses a research-intensive investment process to identify higher-yielding and undervalued municipal bonds that offer above-average total return. The sub-adviser’s allocation within the municipal markets and among non-municipal markets is based on its macroeconomic outlook, relative valuation estimates among the various markets, and tax-adjusted total return estimates among alternative investment opportunities. The sub-adviser may choose to sell municipal bonds with deteriorating credit or limited upside potential compared to other available bonds.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Because the value of your investment in the Fund will fluctuate, you may lose money and there can be no assurance that the Fund will achieve its investment objective. Below is a summary of the principal risks of investing in the Fund.

Call Risk: If an issuer calls higher-yielding debt instruments held by the Fund, performance could be adversely impacted.

Credit Risk: Credit risk is the risk that an issuer of a debt security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer’s ability or willingness to make such payments. Because the Fund may significantly invest in high yield securities, the Fund’s credit risks are greater than those of funds that buy only investment grade securities.

Derivatives Risk: The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by the Fund. Derivatives for hedging purposes may not reduce risk if they are not sufficiently correlated to the position being hedged. A decision as to whether, when, and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. Derivatives that are traded “over the counter” also present credit risk (the risk that the other party to the derivative contract will not fulfill its contractual obligations, whether because of bankruptcy or other default). The loss on derivative transactions may substantially exceed the initial investment. In addition, writing and purchasing call and put options are highly specialized activities and the successful use of options depends in part on the future price fluctuations and the degree of correlation between the options and the securities markets. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund’s option strategies and, for these and other reasons, the Fund’s option strategies may not reduce the Fund’s volatility to the extent desired. The Fund may reduce its holdings of put options resulting in an increased exposure to a market decline.

High Yield Securities Risk: High yield securities, which are rated below investment grade and commonly referred to as “junk” bonds, are high risk investments that may cause income and principal losses for the Fund. They generally have greater credit risk, are less liquid, and have more volatile prices than investment grade securities. Defaulted bonds are speculative and involve substantial risks in addition to the risks of investing in high yield securities that have not defaulted. The Fund generally will not receive interest payments on the defaulted bonds and there is a substantial risk that principal will not be repaid. In any reorganization or liquidation proceeding relating to a defaulted bond, the Fund may lose its entire investment.

Illiquid Investments: The Fund invests primarily in publicly traded securities and does not generally purchase securities that have legal or contractual restrictions on resale or that are illiquid except that certain derivative instruments may be illiquid and the Fund’s investment in certain private investments would be treated as illiquid. In addition, liquid securities purchased by the Fund may become illiquid because of issuer-specific events or changes in market conditions. Illiquid investments are subject to the risk that the Fund will not be able to sell the investments when desired or at favorable prices. The Fund will not purchase an illiquid investment if, as a result, more than 15% of the value of the Fund’s net assets would be so invested.

Income Risk: The Fund’s income could decline during periods of falling interest rates.

Interest Rate Risk: Interest rate risk is the risk that the value of the Fund’s portfolio will decline because of rising interest rates. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates change, the values of longer-duration debt securities usually change more than the values of shorter-duration debt securities.

Inverse Floaters Risk: The use of inverse floaters by the Fund creates effective leverage. Due to the leveraged nature of these investments, they will typically be more volatile and involve greater risk than the fixed rate municipal bonds underlying the inverse floaters. An investment in certain inverse floaters will involve the risk that the Fund could lose more than its original principal investment. Distributions on inverse floaters bear an inverse relationship to short-term municipal bond interest rates. Thus, distributions paid to the Fund on its inverse floaters will be reduced or even eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. Inverse floaters generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment.

Leverage Risk: Investments in futures, swaps, and other derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as purchasing derivative instruments in an effort to increase its returns, it has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by the creation of liabilities, that exceeds the net assets of the Fund. The net asset value of the Fund when employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Municipal Lease Obligations Risk: Participation interests in municipal leases pose special risks because many leases and contracts contain “non-appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

Non-U.S. Issuer Risk: Non-U.S. issuers or U.S. issuers with significant non-U.S. operations may be subject to risks in addition to those of issuers located in or that principally operate in the United States as a result of, among other things, political, social, and economic developments abroad and different legal, regulatory, and tax environments. These risks may be heightened for securities of issuers located in, or with significant operations in, emerging market countries. In addition, changes in currency exchange rates will affect the value of non-U.S. dollar denominated securities, interest earned from such securities, gains and losses realized on the sale of such securities, and derivative transactions tied to such securities. A strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund’s portfolio.

Political and Economic Risks: The values of municipal securities held by the Fund may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers. Because the Fund may invest significantly in municipal bonds from California and may invest in municipal bonds from U.S. territories, such as Puerto Rico, the Fund is more susceptible to adverse economic, political or regulatory changes affecting municipal bond issuers in those locations. California’s credit rating is among the worst of any state in the country and certain municipal bond issuers in Puerto Rico have recently experienced financial difficulties and rating agency downgrades.

Preferred Securities Risk: Preferred securities are subject to certain of the same risks as debt securities such as credit risk and interest rate risk, as well as special redemption rights, payment deferral, subordination, less liquidity, and limited voting rights.

Tax Risk: Interest from municipal bonds held by the Fund could become subject to regular federal income tax because of, among other things, unfavorable changes in tax laws, adverse interpretations by regulatory authorities, or noncompliant conduct by bond issuers.

Zero Coupon Bonds Risk: Zero coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall. In addition, while such bonds generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause the Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by tax laws.

May Lose Money	rr_RiskLoseMoney	Because the value of your investment in the Fund will fluctuate, you may lose money and there can be no assurance that the Fund will achieve its investment objective.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and how the Fund’s average annual total returns for the periods indicated compare with those of a broad measure of market performance. Updated performance information is available at www.aspiriantfunds.com or by calling the Fund at 1-877-997-9971. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Simultaneous with the commencement of the Fund’s investment operations, the Advanced Capital Intelligence Global Income Opportunities Fund, L.P. (the “Private Fund”), a privately offered investment fund managed by the Adviser with investment policies, objectives, guidelines, and restrictions that were in all material respects equivalent to those of the Fund, converted into the Fund. The performance information shown below is that of the Private Fund beginning on August 1, 2008, the Private Fund’s inception date. The performance information reflects the maximum fees and expenses that could have been charged to the Private Fund. The Private Fund was not registered under the Investment Company Act of 1940 (the “1940 Act”) and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, which, if applicable, may have adversely affected its performance.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and how the Fund’s average annual total returns for the periods indicated compare with those of a broad measure of market performance.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-877-997-9971
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.aspiriantfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns as of December 31
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:	9.57% in 3rd Quarter of 2009
Worst Quarter:	(5.87)% in 4th Quarter of 2008

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.87%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Aspiriant Risk-Managed Municipal Bond Fund | Aspiriant Risk-Managed Municipal Bond Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AIOFX
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.35%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[2]
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.61%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 62
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	$ 195
2009	rr_AnnualReturn2009	18.81%
2010	rr_AnnualReturn2010	2.57%
2011	rr_AnnualReturn2011	11.99%
2012	rr_AnnualReturn2012	13.47%
2013	rr_AnnualReturn2013	(3.61%)
2014	rr_AnnualReturn2014	13.01%
1 Year	rr_AverageAnnualReturnYear01	13.01%	[3]
5 Years	rr_AverageAnnualReturnYear05	7.26%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	6.35%	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2008
Aspiriant Risk-Managed Municipal Bond Fund | - Return After Taxes on Distributions | Aspiriant Risk-Managed Municipal Bond Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	none	[3],[5]
5 Years	rr_AverageAnnualReturnYear05	none	[3],[5]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2008	[5]
Aspiriant Risk-Managed Municipal Bond Fund | - Return After Taxes on Distributions and Sale of Fund Shares | Aspiriant Risk-Managed Municipal Bond Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	none	[3],[5]
5 Years	rr_AverageAnnualReturnYear05	none	[3],[5]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2008	[5]
Aspiriant Risk-Managed Municipal Bond Fund | Barclay Capital Municipal Bond Index (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.05%	[3]
5 Years	rr_AverageAnnualReturnYear05	5.16%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	5.51%	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2008
Aspiriant Risk-Managed Municipal Bond Fund | Barclay Capital 1-15 Year Municipal Bond Index (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.36%	[3]
5 Years	rr_AverageAnnualReturnYear05	4.31%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	4.84%	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2008

[1]	Based on estimated expenses for the current fiscal year.
[2]	Acquired Fund Fees and Expenses represent fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies.
[3]	The figures reflect only the performance of the Private Fund since the Fund had not yet commenced operation during the periods shown.
[4]	Since inception of the Private Fund on August 1, 2008.
[5]	After-tax returns are not shown where noted because the Private Fund, unlike a regulated investment company, was not required to make annual distributions to its investors.